ROUND A CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ROUND A CONVERTIBLE DEBT
Schedule of Round A Convertible Debt amounted
	September 30, 2023	December 31, 2022

Gross principal value of convertible notes – related party	$370,000	$370,000
Gross principal value of convertible notes – non-related party	2,359,150	1,959,150
Unamortized loan discounts	(80,565)	(141,638)
Total convertible notes payable, Net	$2,648,585	$2,187,512

December 31, 2022
Gross principal value of convertible notes	$4,010,905
Unamortized loan discounts	(401,255)
Total convertible notes payable - related party, Net	$3,609,650